Cash Balances and Statement of Cash Flows Reconciliation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash Balances and Statement of Cash Flows Reconciliation

8. Cash Balances and Statement of Cash Flows Reconciliation

The Company maintains its cash balances at financial institutions that are insured by the Federal Deposit Insurance Corporation (“FDIC”). At September 30, 2024, approximately $2.5 million of the Company’s cash balances were in excess of FDIC limits. The Company has not experienced any losses on these accounts and management does not believe that the Company is exposed to any significant risks with respect to these accounts.

Restricted cash consists primarily of deposits of cash collateral held in accordance with the terms of our corporate credit cards. Long-term restricted cash was recorded in other assets in the consolidated balance sheet.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash that sum to the total shown in the statements of cash flows:

(in thousands)	September 30, 2024	December 31, 2023
Cash and cash equivalents	$2,873	$1,343
Long-term restricted cash	200	200
Total cash, cash equivalents, and restricted cash shown on the consolidated statements of cash flows	$3,073	$1,543

Long-term restricted cash was recorded in other assets in the consolidated balance sheet.

13. Cash Balances and Statement of Cash Flows Reconciliation

The Company maintains its cash balances at financial institutions that are insured by the Federal Deposit Insurance Corporation (“FDIC”). At December 31, 2023, approximately $1.0 million of the Company’s cash balances were in excess of FDIC limits. The Company has not experienced any losses on these accounts and management does not believe that the Company is exposed to any significant risks with respect to these accounts.

Restricted cash consists primarily of deposits of cash collateral held in accordance with the terms of our corporate credit cards. Long-term restricted cash was recorded in other assets in the consolidated balance sheet.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash that sum to the total shown in the statements of cash flows:

(in thousands)	December 31, 2023	December 31, 2022
Cash and cash equivalents	$1,343	$17,208
Long-term restricted cash	200	200
Total cash and cash equivalent, and restricted cash shown on the statements of cash flows	$1,543	$17,408

Long-term restricted cash was recorded in other assets in the consolidated balance sheet.